STOCK COMPENSATION EXPENSE (Tables)	3 Months Ended
Mar. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule Of Earnings Per Share Basic and Diluted Before Stock Based Compensation [Table Text Block]
Net income (loss) before and after stock-based compensation is as follows:

	Three months ended March 31,
(in thousands except per share data)	2013	2014

Net income (loss)	$(8,829)	$(26,638)

Net income (loss) per share
Basic	$(0.35)	$(0.94)
Diluted	$(0.35)	$(0.94)

Number of shares used for computing (weighted average)
Basic	25,415	28,312
Diluted	25,415	28,312

Stock-based compensation (ASC 718)
Cost of products and services sold	5	10
Research and development	191	343
Selling, general and administrative	299	419
Total	495	772

Net income (loss) before stock-based compensation	(8,334)	(25,866)

Net income (loss) before stock-based compensation per share
Basic	$(0.33)	$(0.91)
Diluted	$(0.33)	$(0.91)